General accounting principles	9 Months Ended
Sep. 30, 2022
General accounting principles [Abstract]
General accounting principles
Note 2 – General accounting principles

The condensed consolidated interim financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with DHT’s audited consolidated financial statements included in its Annual Report on Form 20-F for 2021. The interim results are not necessarily indicative of the results for the entire year or for any future periods.
The condensed consolidated interim financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
The condensed consolidated interim financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2021 audited consolidated financial statements.

These condensed consolidated interim financial statements have been prepared on a going concern basis.

Business combinations
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are recognized in the consolidated income statement as incurred.

For business combinations achieved in stages, otherwise known as step acquisitions, previously held equity interests in the acquiree are remeasured to fair value. The resulting gain or loss are recognized in the consolidated income statement.

At the acquisition date, the identifiable assets, liabilities, and contingent liabilities that meet the conditions for recognition are recognized at their fair value, except for non-current assets that are classified as held for sale and are recognized at the lower of carrying amount and fair value less cost to sell, and deferred tax assets and liabilities which are recognized at nominal value.

Goodwill arising on acquisition is recognized as an asset measured at the excess of the sum of the consideration transferred, the fair value of any previously held equity interest and the amount of any non-controlling interests in the acquiree over the net amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceed the total consideration of the business combination, the excess is recognized in the income statement immediately.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts or circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Vessels
Capitalized exhaust gas cleaning systems costs are depreciated on a straight-line basis from the time of installation of the equipment to the end of the estimated useful life. The exhaust gas cleaning systems are estimated to have a life of three years.

Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and amended standards and interpretations that are issued, but not yet effective, are disclosed below. The below list includes the new standards and amendments that we believe are most relevant for the Company:

o	Amendments to IAS 1 Classification of Liabilities as Current or Non-current
o	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The Company is currently assessing the amendments to determine the impact they will have on the Company’s accounting policy disclosures.